Note 20 - Financial Instruments (Details) - Financial Instruments (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 42,293,000	$ 27,898,000	$ 32,562,000	$ 42,277,000
Short-term investments	33,606,000	69,427,000
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	42,293,000	27,898,000
Restricted cash	173,000	177,000
Short-term investments	33,606,000	69,427,000
Long-term investments in available-for-sale securities	1,284,000	943,000
Restricted assets		10,000,000
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	42,293,000	27,898,000
Restricted cash	173,000	177,000
Short-term investments	33,606,000	69,427,000
Long-term investments in available-for-sale securities	1,284,000	943,000
Restricted assets		$ 10,000,000